Supplemental Financial Information - Depreciation, Amortization and Impairment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Depreciation Amortization Impairment [Line Items]
Depreciation of property, plant and equipment	$ 247	[1]	$ 290	[1]	$ 359	[1]
Impairment of assets held for sale					30
Amortization of internal use software	24		10		14
Amortization of identified intangible assets	262		291		281
Depreciation, amortization and impairment	$ 533		$ 591		$ 684

[1]	Excluding additional write down of property classified as held for sale (2010: $30 million).